Debt - Fair Value of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 8,531	$ 7,787
Carrying amount | Fair value, inputs, level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	385	381
Long-term debt	753	3,495
Carrying amount | Fair value, inputs, level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	8,320	3,846
Estimated fair value | Fair value, inputs, level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	360	379
Long-term debt	622	3,173
Estimated fair value | Fair value, inputs, level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 6,085	$ 3,644